SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP.

Significant accounting policies followed by the Group in the preparation of its accompanying consolidated financial statements are summarized below.

(b)Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the consolidated VIE and VIE’s subsidiaries for which the Company is the ultimate primary beneficiary.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to appoint or remove the majority of the members of the board of directors, to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies under a statute or agreement among the shareholders or equity holders.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(b)Basis of consolidation (continued)

The Company applies the guidance codified in ASC 810, Consolidations on accounting for the VIE, which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity in which it has a controlling financial interest. A VIE is an entity with one or more of the following characteristics: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional financial support; (b) as a group, the holders of the equity investment at risk lack the ability to make certain decisions, the obligation to absorb expected losses or the right to receive expected residual returns; or (c) an equity investor has voting rights that are disproportionate to its economic interest and substantially all of the entity’s activities are on behalf of the investor with disproportionately fewer voting rights.

All transactions and balances between the Company, its subsidiaries, the consolidated VIE and VIE’s subsidiaries have been eliminated upon consolidation.

(c)Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet dates and revenues and expenses during the reporting periods. Accounting estimates reflected in the Group’s consolidated financial statements include, but are not limited to, useful lives of property, equipment and software and intangible assets, impairment assessments of long-lived assets and goodwill, fair value of assets acquired and liabilities assumed in a business combination, valuation allowance for deferred tax assets, the provision for credit losses of financial assets and valuation of share-based compensation. Management bases the estimates on historical experience, known trends and various other assumptions that are believed to be reasonable under current circumstances. Actual results could differ from those estimates.

(d)Functional currency and foreign currency translation

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the Company and subsidiaries incorporated in Hong Kong and the United States of America, is the United States dollars (“US$”). The functional currency of the Group’s PRC subsidiaries, consolidated VIE and VIE’s subsidiaries is RMB. The determination of the respective functional currency is based on the criteria of ASC 830, Foreign Currency Matters.

Transactions denominated in currencies other than the functional currency are translated into the functional currency of the entity at the exchange rates quoted by authoritative banks prevailing on the transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rates at the balance sheet dates. Exchange gain or loss resulting from those foreign currency transactions denominated in foreign currencies is recorded in foreign exchange gain/(loss) the consolidated financial statements.

The financial statements of the Company and subsidiaries located outside of the PRC are translated from their functional currency into RMB. Their assets and liabilities are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gain and loss are translated into RMB using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in other comprehensive income/(loss) in the consolidated financial statements.

(e)Convenience translation

Translations of the consolidated balance sheets, the consolidated statements of comprehensive income/(loss) and the consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2022 are solely for the convenience of the readers, and were calculated at the rate of RMB6.8972 per US$1.00 on December 30, 2022 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate or at any other rate.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(f)Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurement for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

●	Level 1 – Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 – Include other inputs that are directly or indirectly observable in the marketplace.
●	Level 3 – Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount and the measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group mainly consist of cash and cash equivalents, short-term investments, accounts receivable, amounts due from related parties, prepayments and other current assets, accounts payable and other current liabilities. Except for short-term investments, the carrying values of other financial assets and liabilities approximate their fair values due to the short-term maturity of these instruments. The Group reports short-term investments at fair value based on Level 2 measurement.

(g)Business combination

Business combinations are recorded using the purchase method of accounting in accordance with ASC 805, Business Combinations. The consideration transferred in an acquisition is measured as the aggregate of the fair value of the assets transferred, liabilities incurred and equity instruments issued as of the acquisition date. Transaction cost directly attributable to the acquisition is expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of total of consideration paid, fair value of any non-controlling interests and the acquisition-date fair value of any previously held equity interest in the subsidiary acquired over the fair value of the identifiable net assets of the subsidiary acquired is recorded as goodwill. If the consideration of the acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income/(loss).

(h)Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits and highly liquid investments that are readily convertible to known amounts of cash, which have original maturities of three months or less.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(i)Short-term investments

Short-term investments mainly include wealth management products issued by financial institutions, which are principal-not-guaranteed or with original maturities longer than three months but less than one year. These investments are stated at fair value and changes in the fair value are reflected in investment income in the consolidated statements of comprehensive income/(loss). Additionally, short-term investments are comprised of deposits with original maturities longer than three months but less than one year.

(j)Accounts receivable, net

Accounts receivable are presented net of allowance for credit losses. The Group adopts ASC 326 from 2022 and provides an allowance against accounts receivable based on the expected credit loss approach as described in Note 2(aa). No material allowance was recognized for the years ended December 31, 2020, 2021 and 2022.

(k)Property, equipment and software

Property, equipment and software are stated at cost less accumulated depreciation and impairment, if any. Property, equipment and software are depreciated over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Category	Estimated useful lives
Electronic equipment	3-5 years
Leasehold improvement	Shorter of lease term or estimated useful life of the assets
Furniture and fixtures	5 years
Motor vehicles	3-5 years
Software	5 years

The majority of electronic equipment are servers. The Group recognized the gain or loss on the disposal of property, equipment and software in other operating income/(expenses) in the consolidated statements of comprehensive income/(loss).

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(l)Intangible Assets

Intangible assets purchased are initially recognized at cost, and intangible assets acquired in a business combination are initially recorded at fair value as of the acquisition date. Intangible assets with finite useful lives are amortized on a straight-line basis over the estimated useful lives, which are determined based on the period of contractual rights or estimated period during which such assets can bring economic benefits to the Group. The estimated useful lives are as follows:

Category	Estimated useful lives
Domains	10 years
Non-compete agreements	6 years
Trademarks	3 years
Database	3 years

(m)Impairment of long-lived assets other than goodwill

Long-lived assets, such as fixed assets and intangible assets with finite lives, are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable. The Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to the undiscounted future cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected undiscounted future cash flows is less than the carrying value of the asset, the Group recognizes an impairment loss based on the excess of the carrying value of the asset over the fair value of the asset. No impairment of long-lived assets was recognized for the years ended December 31, 2020, 2021 and 2022.

(n)Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired or assumed in a business combination. Goodwill is tested for impairment at least annually and more frequently when an event occurs or circumstances change that could indicate that the asset might be impaired. In accordance with ASU 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, the Group first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory; otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of the reporting unit with its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss equal to the difference between the carrying amount of the reporting unit and its fair value will be recorded. For the year ended December 31, 2022, no impairment indicator was noted and no impairment of goodwill was recorded.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(o)Revenue recognition

The Group accounted for revenue under ASC 606, Revenue from Contracts with Customers. The Group applies the five steps defined under ASC 606: (i) identify the contract(s) with a customer; (ii) identify performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract and (v) recognize revenue when (or as) a performance obligation is satisfied.

According to ASC 606, revenue is recognized net of value-added tax (“VAT”) when or as the control of services is transferred to a customer. Depending on the terms of the contract, control of services may be transferred over time or at a point in time. Control of services is transferred over time if one of the following criteria is met: (i) customers simultaneously receive and consume the benefits provided by the Group’s performance; (ii) the Group’s performance creates or enhances an asset that customers control; or (iii) the Group’s performance does not create an asset with an alternative use to the Group and the Group has an enforceable right to payments for performance completed to date. If control of services is transferred over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when customers obtain control of the services.

Online recruitment services to enterprise customers

The Group provides online recruitment services with different kinds of features to enterprise customers, including direct recruitment services such as job postings, and value-added tools such as bulk invite sending, which could be purchased as a part of a package or on a standalone basis.

Based on the pattern by which the Group provides services and how enterprise customers benefit from services, these services can be divided into two categories in terms of revenue recognition: (i) services over a particular subscription period, which provide enterprise customers certain rights during a particular subscription period; for example, paid job postings allow enterprise customers to present certain job positions, receive job seeker recommendations, browse the mini-resume of and chat with a certain number of job seekers in its platform during the subscription period; and (ii) services with definite and limited number of usages within an expiration period, such as bulk invite sending and advanced filter. Accordingly, the Group recognizes its revenues from online recruitment services either over time or at a point in time as following:

●	For services over a particular subscription period, the Group has a stand-ready obligation to deliver the corresponding services on a when-and-if-available basis during the subscription period, and enterprise customers simultaneously and continuously receive and consume the benefits as the Group provides the services throughout the subscription period. Therefore, a time-based measure of progress best reflects the satisfaction of the performance obligations and the Group recognizes the related revenues on a straight-line basis over the subscription period.
●	For services with definite and limited number of usages within an expiration period, upon the delivery of the individual services, the Group satisfies its performance obligations and enterprise customers benefit from its performance obligations. Therefore, revenues are recognized at a point in time. If these services are unused within the expiration period, the Group recognizes the relevant revenues when they expire.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(o)Revenue recognition (continued)

Other services

Other services mainly represent paid value-added tools offered to job seekers such as increased exposure of resume and candidate competitive analysis.

Arrangements with multiple performance obligations

Multiple performance obligations exist when enterprise customers purchase subscription packages, which include an array of services. For those services included in subscription packages, the selling prices are consistently made references to the standalone selling prices when sold separately. The Group allocates the transaction price to each performance obligation based on the relative standalone selling price, considering bulk-sale price discounts offered to certain enterprise customers where applicable.

Deferred revenue

The Group records deferred revenue when the Group receives customers’ payments in advance of transferring control of services to customers. Substantially all deferred revenue recorded are expected to be recognized as revenues in the next twelve months.

Remaining performance obligations

Remaining performance obligations represent the amount of contracted future revenues not yet recognized as the amount relate to undelivered performance obligations. Substantially all of the Group’s contracts with customers are within one year in duration. As such, the Group has elected to apply the practical expedient which allows an entity to exclude disclosures about its remaining performance obligations if the performance obligation is part of a contract that has an original expected duration of one year or less.

(p)Cost of revenues

Cost of revenues primarily consist of third-party payment processing cost, payroll and other employee-related expenses, server and bandwidth service cost, server depreciation and other expenses, which are directly attributable to the performance of the Group’s online recruitment services.

(q)Sales and marketing expenses

Sales and marketing expenses primarily consist of advertising expenses, payroll and other employee-related expenses for the Group’s sales and marketing staff, as well as other expenses such as office rental and property management fees for sales functions. Advertising expenses primarily include online traffic acquisition and brand marketing cost. For the years ended December 31, 2020, 2021 and 2022, advertising expenses totaled RMB812,415, RMB997,650 and RMB793,211, respectively.

(r)Research and development expenses

Research and development expenses primarily consist of payroll and other employee-related expenses for the Group’s research and development staff and other expenses such as office rental and property management fees for research and development functions. All research and development costs are expensed as incurred.

(s)General and administrative expenses

General and administrative expenses primarily consist of payroll and other employee-related expenses for the Group’s managerial and administrative staff and other expenses such as office rental and property management fees.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(t)Employee benefits

Full-time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the PRC subsidiaries, consolidated VIE and VIE’s subsidiaries of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. Total amounts of such employee benefit expenses contributed by the Group, including accrued and unpaid amounts, were RMB135,478, RMB256,533 and RMB395,193 for the years ended December 31, 2020, 2021 and 2022, respectively.

(u)Share-based compensation

The Group grants share options and restricted share units (“RSUs”) to its management, eligible employees and non-employees. Such compensation is accounted for in accordance with ASC 718, Compensation-Stock Compensation. The Group adopted ASU 2018-07, Improvements to Non-employee Share-Based Payment Accounting, for the years presented. Under ASU 2018-07, the accounting for non-employees’ share-based awards are similar to the model for employee awards. And forfeitures are accounted for when they occur.

Share-based awards with service conditions only are measured at the grant-date fair value of the awards and recognized as expenses using the straight-line method over the requisite service period. Share-based awards that are subject to both service conditions and the occurrence of an IPO or change of control as a performance condition, are measured at the grant-date fair value, and cumulative share-based compensation expenses for the awards that have satisfied the service condition were recorded upon the completion of the Company’s US IPO in June 2021.

The fair value of share options is estimated using the binomial option-pricing model. The determination of the fair value is affected by the fair value of the ordinary shares as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee and non-employee share option exercise behavior, risk-free interest rates and expected dividend yield. Binomial option-pricing model incorporates the assumptions about grantees’ future exercise patterns. The fair value of these awards was determined by management with the assistance from an independent valuation firm using management’s estimates and assumptions. The fair value of the RSUs, which were granted subsequent to the completion of the Company’s US IPO, is estimated based on the fair value of the underlying ordinary shares of the Company on the grant date.

The assumptions used in share-based compensation expense recognition represent management’s best estimates, but these estimates involve inherent uncertainties and application of management judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period. Moreover, the estimates of fair value of the awards are not intended to predict actual future events or the value that ultimately will be realized by grantees who receive share-based awards.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(v)Operating leases

The Group accounts for operating leases in accordance with ASC 842, Leases. Based on the present value of lease payments over the lease term, right-of-use assets and operating lease liabilities are recognized for operating leases at lease commencement dates. As most of the Group’s leases don’t provide an implicit rate, the Group uses the incremental borrowing rate based on the information available at lease commencement dates in determining the present value of lease payments. Renewal options are included in the lease term if the Group is reasonably certain to exercise those options while options to terminate the lease are only included in the lease term if the Group is reasonably certain not to exercise those options. Lease expenses are recognized on a straight-line basis over the lease terms. And the Group has elected the practical expedient to account for lease and non-lease components as a single lease component.

For operating lease with a term of one year or less, the Group has elected to not recognize any right-of-use asset or lease liability on its consolidated balance sheets. Instead, it recognizes the lease payments as operating cost and expenses in the consolidated statements of comprehensive income/(loss) on a straight-line basis over the lease term. Short-term lease expenses are immaterial to the consolidated statements of comprehensive income/(loss).

(w)Income tax

Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. The Group accounts for deferred income taxes under the liability method in accordance with ASC 740, Income Tax. Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive income/(loss) in the period of change. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that amount of deferred tax assets will not be realized.

The Group recognizes the benefit of a tax position if the tax position is more-likely-than-not to prevail based on the facts and technical merits of the position. Tax positions that meet the more-likely-than-not recognition threshold is then measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group estimates its liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group’s estimates and any adjustments are recorded in the Group’s consolidated financial statements in the period in which the audit is concluded. Additionally, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions and such changes are recognized in the period in which the changes occur. As of December 31, 2022, the Group did not have any significant unrecognized uncertain tax positions.

(x)Comprehensive income/(loss)

Comprehensive income/(loss) is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding those resulting from investments by shareholders and distributions to shareholders. The Group recognizes foreign currency translation adjustments as other comprehensive income/(loss) in the consolidated financial statements. As such adjustments do not incur income tax obligations, there are no tax adjustments to arrive at other comprehensive income/(loss) on a net-of-tax basis.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(y)Segment reporting

In accordance with ASC 280, Segment Reporting, the Group’s chief operating decision maker has been identified as the Chief Executive Officer (the “CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole. Therefore, the Group has only one reportable segment. As the Group’s long-lived assets are substantially located in the PRC and substantially all of the Group’s revenues are derived from entities within the PRC, no geographical segments are presented.

(z)Net income/(loss) per share

Basic net income/(loss) per share is computed by dividing net income/(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income/(loss) per share is calculated by dividing net income/(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potential ordinary shares consist of shares issuable upon the conversion of the preferred shares using the if-converted method, for periods prior to the completion of the Company’ US IPO in June 2021, unvested RSUs and shares issuable upon the exercise of share options using the treasury stock method.

The two-class method is used for computing net income per share in the event the Group has net income available for distribution. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights, if applicable. Prior to the completion of the Company’ US IPO in June 2021, the computation of basic net loss per share using the two-class method was not applicable as the Group was in a net loss position and the participating securities did not have contractual obligations to share in the loss of the Group.

(aa)Recent accounting pronouncements

Recently adopted accounting pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which requires the measurement and recognition of expected credit losses for certain financial assets and is codified in ASC 326, Credit Losses. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. The Group’s financial assets that are assessed to be within the scope of ASC 326 primarily include accounts receivable and other current assets. The Group has identified the relevant risk characteristics of these items, including size, type of services provided, historical credit loss experience and industry-specific factors, etc. The Group adopted this ASU in 2022, using a modified retrospective method, which resulted in a cumulative-effect adjustment of RMB606 to increase the opening balance of accumulated deficit on January 1, 2022. The adoption of this ASU has no material impact on the Group’s consolidated financial statements.

Recent accounting pronouncements not yet adopted

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which provides guidance on the acquirer’s accounting for acquired revenue contracts with customers in a business combination. The amendments require an acquirer to recognize and measure contract assets and contract liabilities acquired in a business combination at the acquisition date in accordance with ASC 606 as if it had originated the contracts. This guidance also provides certain practical expedients for acquirers when recognizing and measuring acquired contract assets and contract liabilities from revenue contracts in a business combination. The new guidance is required to be applied prospectively to business combinations occurring on or after the date of adoption. This guidance is effective for the Group for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted. The Group does not expect that the adoption of this guidance will have a material impact on its consolidated financial statements.